Accounts Receivable Arrangements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 2,791,703	$ 2,995,610
Flooring Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 49,461	69,637
Flooring Companies | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Approximate days from sale to cash collection from Flooring Companies	15 days
Flooring Companies | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Approximate days from sale to cash collection from Flooring Companies	30 days
Supply-chain Financing Program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable sold to and held by financial institution	$ 15,572	32,272
Discount fees	3,176	2,256	$ 1,594
SYNNEX Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable transferred, subject to collection	$ 5,798	$ 2,856